SUPPLEMENT DATED MAY 12, 2022
TO
PROSPECTUSES DATED MAY 1, 2022
FOR MASTERS CHOICE, MASTERS EXTRA AND MASTERS FLEX

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT F

Appendix A: Funds Available under the Contract is updated as follows:

For the Franklin Allocation VIP Fund, the following Subadvisers are added to the list of Subadvisers in the Adviser/Subadviser column:

Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.